Principal Accounting Policies - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accounting Policies [Abstract]
Cash payments for operating leases	¥ 37,713	$ 5,417
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 22,388	$ 3,216